Employee benefit plans - Weighted-Average Assumptions Used to Determine Net Periodic Benefit Costs (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Employee benefit plans
Discount rate	1.40%	1.50%	1.80%
Rate of increase in compensation levels	2.50%	2.50%	2.80%
Expected long-term rate of return on plan assets	2.60%	2.60%	2.60%